FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES - Put option agreement (Details) ₽ in Millions	12 Months Ended
	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)
Liabilities under put option agreements
Significant unobservable inputs
Liabilities	₽ 2,012	₽ 2,243
MTS Armenia | Liabilities under put option agreements
Significant unobservable inputs
Liabilities	2,012
Oblachny Retail LLC | Liabilities under option agreement
Significant unobservable inputs
Liabilities	₽ 412
Disclosure of significant unobservable inputs used in fair value measurement of liabilities
Post-tax discount rate	10
Revenue, average amount per year	₽ 632
EBITDA margin	13.00%
Net debt, average amount per year	₽ (129)
Level 3 | Liabilities under option agreement
Significant unobservable inputs
Liabilities	₽ 2,424	₽ 2,243
Discounted cash flow technique | Level 3 | MTS Armenia | Liabilities under put option agreements
Disclosure of significant unobservable inputs used in fair value measurement of liabilities
Post-tax discount rate	0.13	0.13
Discounted cash flow technique | Minimum | Level 3 | MTS Armenia | Liabilities under put option agreements
Disclosure of significant unobservable inputs used in fair value measurement of liabilities
Revenue growth rate	0.000	(0.009)
OIBDA margin	0.402	0.420
Discounted cash flow technique | Maximum | Level 3 | MTS Armenia | Liabilities under put option agreements
Disclosure of significant unobservable inputs used in fair value measurement of liabilities
Revenue growth rate	(0.005)	(0.029)
OIBDA margin	0.412	0.450
Discounted cash flow technique | Weighted average | Level 3 | MTS Armenia | Liabilities under put option agreements
Disclosure of significant unobservable inputs used in fair value measurement of liabilities
Revenue growth rate	(0.002)	(0.018)
OIBDA margin	0.407	0.435